Securities - (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Securities pledged as collateral	$ 20,420,437	$ 24,370,760
Securities sold under agreements to repurchase	9,541,242	13,705,583
Gross realized gains on sales of available-for-sale securities	907,908	1,158,693
Gross realized losses on sales of available-for-sale securities	(10,007)	(158)
Reclassification adjustment for realized gains (losses) included in net income, taxes	305,286	393,901
Debt securities, fair value	$ 71,198,051	$ 23,955,743
Percentage of available-for-sale investment portfolio	65.00%	21.00%